Other liabilities - Fixed concession fee payable (Details) R$ in Thousands, $ in Millions		12 Months Ended
	Jul. 29, 2022 installment	Dec. 31, 2022 BRL (R$) installment	Dec. 31, 2022 USD ($) installment
Disclosure of financial liabilities [line items]
Number of annual installments | installment	3
Inframerica Concessionaria do Aeroporto de Brasilia
Disclosure of financial liabilities [line items]
Partial payment made through the application of re-equilibrium credits		R$ 81,600	$ 15
Remaining payment to be made		172,800
Brasilia Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable		R$ 4,501,132
Number of annual installments | installment		25	25
Annual fee payment percentage		2.00%	2.00%
Concession fee percentage		4.50%	4.50%
Natal Airport Concession Agreement
Disclosure of financial liabilities [line items]
Fixed concession fee payable		R$ 6,800